United States
              Securities and Exchange Commission
                     Washington, DC 20549


                           Form 13F

                     Form 13F Cover Page



Report for the Calendar Year or Quarter Ended:		6/30/00

Check here if Amendment:  [  ]		Amendment number:  [  ]

This Amendment (check only one):
	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:	   The Managers Funds LLC (formerly The Managers Funds, L.P.)
Address: 40 Richards Avenue
      			Norwalk, CT 06854

13F File Number:	28-3326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Laura A. Pentimone
Title:	Legal and Compliance Officer
Phone:	(203) 857-5322

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

	Signature, Place and Date of Signing:

		/s/Laura A. Pentimone
		Norwalk, Connecticut
		August 8, 2000

Report Type (Check only one):

[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
      reporting manager are reported in this report.)

[ X ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:

	13F File Number			                  	Name
	--------------------	-----------------------------------
  28-06126			         Armstrong Shaw Associates, Inc.
  28-4530          			Chartwell Investment Partners, L.P.
	801-12548         			Essex Investment Management Company, LLC
	32-350006	          	Roxbury Capital Management, LLC
  28-4496            	Kalmar Investment Advisers, Inc.
  28-4776			          HLM Management Co., Inc.
	 28-6932          			Kern Capital Management LLC
	 28-1982          			Westport Asset Management, Inc.
	 28-4904			          Goldman Sachs Asset Management
 	28-904			           Pilgrim, Baxter & Associates, Ltd.
	 28-61           				Lazard Asset Management
  28-36	              Scudder Kemper Investments, Inc.
  28-399	            	Rexiter Capital Management Limited
					                 (State Street Corporation)


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FORM 13F SUMMARY PAGE

Number of Other Included Managers:			1

Form 13F Information Table Entry Total:		--

Form 13F Information Table Value Total:		--



List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.			13F File Number			Name
---			---------------		----------------------------

 1			  28-04975		       	Affiliated Managers Group, Inc.

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